Revenues (Details) - Schedule of timing of revenue recognition - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenues (Details) - Schedule of timing of revenue recognition [Line Items]
Total revenue	$ 3,399	$ 7,070	$ 5,100
Goods and services transferred over time [Member]
Revenues (Details) - Schedule of timing of revenue recognition [Line Items]
Total revenue	654	650	590
Goods transferred at a point in time [Member]
Revenues (Details) - Schedule of timing of revenue recognition [Line Items]
Total revenue	$ 2,745	$ 6,420	$ 4,510